Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Insurance
Reinsurance receivable	$ 1,300,000		$ 1,300,000		$ 1,600,000	$ 10,800,000
Discount rate for claims other than general liability claims (as a percent)			1.50%		1.50%
Increases in provisions for insurance liabilities for prior year losses	1,600,000	900,000	1,200,000	300,000
Long-term portion of insurance reserves	192,800,000		192,800,000		189,373,000	186,007,000
Minimum
Insurance
Liability exposure in instances where third-party insurance coverage is obtained			1,000,000		1,000,000
Maximum
Insurance
Liability exposure in instances where third-party insurance coverage is obtained			$ 3,000,000		$ 3,000,000